UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 13F

                          FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122

13-F File Number:

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:

      Geofrey J. Greenleaf   Shaker Heights, OH    March 31, 2000


Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[ ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



                          FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    108

Form 13F Information Table Value Total:    $171,760


List of Other Included Managers:

No.  13F File Number      Name




           Item 6:                               Item 8:
          Item 1:               Item 2:      Item 3:    Item 4:   Item 5:
           Investment Discr Item 7:
             Voting Authority
        Name of Issuer      Title of Class    CUSIP   Fair Market Shares or
       (b) Shared-
Managers            (Shares)
                                               Number    Value    Principal
(a) Sole  As Defined (c) ShareSee Instr
(a) Sol (b) Shar(c) None
                                                                   Amount
        in Instr.       Other
Abbott Laboratories        CL A             002824100    1,460.7    41,513
41,513
            41,513
Abercrombie & Fitch-CL A   Common           002896207    1,541.6    96,350
96,350
                      96,350
AER Energy Resources       Common           000944108       52.3    32,163
32,163
                  32,163
Alltel                     Common           020039103      230.0     3,636
3,636
    3,636
American Home Prod         Common           026609107      753.6    14,020
14,020
                  14,020
American Int'l Group       Common           026874107    1,504.9    13,743
13,743
                13,743
Amgen Inc.                 Common           031162100    2,785.3    45,382
45,382
            45,382
Asyst Technologies         Common           04648X107    4,735.6    80,950
80,950
                80,950
AT&T                       Common           001957109    1,693.6    30,075
30,075
          30,075
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103    1,145.9    98,575
98,575
               98,575
Avery Dennison             Common           053611109    2,070.1    33,902
33,902
              33,902
BB&T Corp                  Common           054937107    1,786.0    63,644
63,644
              63,644
Becton Dickinson & Co.     Common           075887109    1,484.2    56,408
56,408
                   56,408
BJ Wholesale Club          Common           05548J106    2,423.4    63,150
63,150
               63,150
BMC Software Inc.          Common           055921100    2,280.0    46,178
46,178
                 46,178
BP Amoco PLC               Common           055622104      435.9     8,186
8,186
               8,186
Bristol-Meyers Squibb      Common           110122108      345.4     5,955
5,955
               5,955
Cedar Fair                 Dep. Unit        150185106    3,970.5   199,772
199,772
         199,772
Ceres Group, Inc.          Common           156772105       82.9    11,838
11,838
            11,838
Chart Industries Ind.      Common           16115Q100       42.6    13,370
13,370
             13,370
Cintas                     Common           172908105      287.4     7,335
7,335
      7,335
Cisco Systems              Common           17275R102   12,401.2   160,404
160,404
               160,404
Cleveland-Cliffs Inc.      Common           185896107      258.3    10,933
10,933
             10,933
Comcast Corp. CL A         CL A             200300101    2,186.3    50,405
50,405
               50,405
Credence Systems           Common           225302108    1,524.0    12,180
12,180
                12,180
Dal-Tile Int'l Inc.        Common           23426R108    1,933.1   243,541
243,541
            243,541
Datawatch Corp.            Common           237917109      163.7    44,400
44,400
              44,400
DeVry Inc.                 Common           251893103    1,830.0    60,000
60,000
           60,000
Dover Corp.                Common           260003108    2,165.9    45,240
45,240
            45,240
Dow Chemical               Common           260543103      649.3     5,696
5,696
             5,696
Duke-Weeks Realty Corp.    Common           264411505    1,116.9    58,400
58,400
                     58,400
Electro Scientific Ind.    Common           285229100    1,142.0    19,690
19,690
              19,690
Emerson Electric           Common           291011104    2,220.5    41,797
41,797
              41,797
EOG Resources Inc.         Common           26875P101      438.6    20,700
20,700
                 20,700
Expeditors Int'l Wash.     Common           302130109    4,030.1   101,385
101,385
                 101,385
Exxon Mobil Corp.          Common           30231G102    2,906.0    37,286
37,286
                 37,286
Fifth Third Bancorp        Common           316773100      287.0     4,555
4,555
             4,555
Fleet Boston Corp.         Common           33901A108      424.9    11,642
11,642
               11,642
General Electric           Common           369604103    1,820.0    11,695
11,695
            11,695
Genzyme                    Common           372917104    2,496.6    49,807
49,807
           49,807
Gilead Sciences Inc.       Common           375558103      804.2    12,690
12,690
              12,690
GTE Corp.                  Common           362320103      911.5    12,838
12,838
           12,838
Harmonic, Inc.             Common           413160102    2,927.9    35,170
35,170
             35,170
Henry (Jack) & Assoc., Inc.Common           426281101    2,623.7    71,150
71,150
                    71,150
Hewlett Packard            Common           428236103    2,003.8    15,080
15,080
              15,080
HI/FN, Inc.                Common           428358105      648.7     9,970
9,970
         9,970
Home Depot                 Common           437076102      423.6     6,567
6,567
            6,567
Huntington Bancshares      Common           446150104      291.5    13,029
13,029
                 13,029
IBM                        Common           459200101      300.2     2,544
2,544
      2,544
Illinois Tool Works        Common           452308109    2,493.0    45,123
45,123
               45,123
Inktomi Corp.              Common           457277101    1,928.2     9,888
9,888
            9,888
Intel                      Common           458140100    8,995.1    68,177
68,177
      68,177
John Hancock Bk & Thrift   Sh.Ben.Int       409735107    1,103.7   159,087
159,087
                    159,087
Keane, Inc.                Common           486665102    1,966.1    77,867
77,867
          77,867
KeyCorp                    Common           493267108      318.8    16,778
16,778
          16,778
Landec Corp.               Common           514766104      379.0    56,150
56,150
            56,150
Lands' End, Inc.           Common           515086106      299.4     4,883
4,883
           4,883
Matria Healthcare Inc.     Common           576817100      635.2   119,575
119,575
                119,575
Matrix Pharmaceutical      Common           576844104    1,020.5   100,175
100,175
                  100,175
Mattel Inc.                Common            577081102     463.0    44,095
44,095
         44,095
McDonald's                 Common           580135101    2,392.6    64,016
64,016
            64,016
MCI Worldcom, Inc.         Common           55268B106    1,593.5    35,167
35,167
                   35,167
Medtronic, Inc.            Common           585055106      347.0     6,746
6,746
           6,746
Merck                      Common           589331107      681.9    10,976
10,976
        10,976
MFS Multimarket Income TrusSh.Ben.Int        552737108     312.3    53,733
53,733
                      53,733
Microsoft                  Common           594918104    4,697.3    42,410
42,410
          42,410
Morgan Stanley Emerg Mkts FCommon           61744G107      735.8    42,350
42,350
                        42,350
Minnesota Mining & Mfg.    Common            604059105     260.3     2,939
2,939
                   2,939
Mitel Corp.                Common           606711109      213.7     8,700
8,700
         8,700
Morton Industrial Group, InCommon           619328107      214.7    44,046
44,046
                   44,046
National City Corp.        Common           635405103      310.0    15,028
15,028
              15,028
NCS Healthcare Inc. - CL A Common           628874109       32.6    18,000
18,000
                   18,000
Neogen                     Common           640491106    1,930.7   253,200
253,200
          253,200
Netrix Corp.               Common           641148101    1,203.7    59,625
59,625
           59,625
Nortel Networks Corp.      Common           656569100   10,231.5    81,122
81,122
                   81,122
Novamed, Inc.              Common           66986S107       24.4    20,000
20,000
            20,000
NUMED Home Health Care Inc.Common           67052T201        2.5    13,250
13,250
                         13,250
Omnicom Group Inc.         Common           681919106    2,049.0    21,885
21,885
                  21,885
Oppenheimer Multi-Sector InSh.Ben.Int       683933105       98.4    12,800
12,800
                  12,800
Parametric Technology Corp Common           699173100    2,227.3   105,748
105,748
                       105,748
PepsiCo Inc.               Common           713448108    1,110.2    31,833
31,833
           31,833
PetsMart Inc.              Common           716768106      201.0    67,000
67,000
           67,000
Power Integrations, Inc.   Common           741477103      971.5    38,859
38,859
                38,859
Procter & Gamble           Common           742718109    1,585.6    28,063
28,063
                28,063
Qwest Com Intl Inc         Common           749121109    1,428.3    29,757
29,757
                29,757
R & B Falcon Corp.         Common           74912E101      412.3    20,940
20,940
                20,940
Royal Dutch Petroleum      Common           780257804    2,443.4    42,265
42,265
                   42,265
Schering Plough            Common           806605101    1,099.5    29,615
29,615
              29,615
Schlumberger Ltd.          Common           806857108      348.1     4,550
4,550
             4,550
Schwab (Charles)           Common           808513105      255.4     4,496
4,496
             4,496
SCI Systems, Inc.          Common           783890106      464.9     8,650
8,650
            8,650
Sky Financial Group, Inc.  Common           83080P103      280.2    17,242
17,242
                 17,242
Sovereign Bancorp          Common           845905108    1,169.2   154,607
154,607
                 154,607
Stericycle Inc.            Common           858912108    1,381.9    55,275
55,275
           55,275
Steris Corp.               Common           859152100    3,022.4   294,871
294,871
           294,871
Sun Microsystems           Common           866810104      384.2     4,100
4,100
              4,100
Target Corp.               Common           87612E106      218.3     2,920
2,920
          2,920
Texas Instruments          Common           882508104    1,065.3     6,658
6,658
              6,658
TJX Companies, Inc.        Common           872540109    2,892.1   130,350
130,350
                  130,350
TRO Learning Inc.          Common           87263r109    2,264.1   188,672
188,672
                188,672
TRW                        Common           872649108      575.1     9,830
9,830
       9,830
Templeton Global Inc.Fund  Common           880198106      747.7   124,623
124,623
                     124,623
Ventana Medical Systems    Common           92276H106    4,344.7   100,600
100,600
                      100,600
Vitesse Semiconductor Corp.Common           928497106    5,630.7    58,501
58,501
                      58,501
Walgreen                   Common           931422109      366.2    14,220
14,220
         14,220
Warner-Lambert             Common           934488107      807.2     8,263
8,263
             8,263
Watson Pharmaceuticals Inc Common           942683103    3,122.8    78,685
78,685
                     78,685
Wells Fargo Company        Common            949740104   1,965.3    48,229
48,229
                   48,229


13F REPORT  1ST Q 2000                      GRAND TOTA 171,760.0
